Material accounting policy information (Policies)	12 Months Ended
Dec. 31, 2025
Material accounting policy information
Basis of preparation

2.1Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) under the historical cost convention, as modified by financial assets at FVTPL, digital assets, crypto assets loan receivable, collateral receivable, collateral payable, liabilities due to customers and derivatives which are measured at fair value.

The preparation of financial statements in conformity with IFRS Accounting Standards requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4 to the consolidated financial statements.

(a)Amendments to the accounting standards adopted

IAS 21 and IFRS 1                Lack of Exchangeability (amendments)

The adoption of the amendments to standards does not have material impact on the consolidated financial statements of the Group

(b)New standards, amendments to standards and annual improvements issued that are not yet effective

Effective for annual periods beginning on or after
IFRS 9 and IFRS 7: Classification and Measurement of Financial Instruments and Contracts Referencing Nature-dependent Electricity (amendments)	1 January 2026
IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7: Annual Improvements to IFRS Accounting Standards — Volume 11 (amendments)	1 January 2026
IFRS 18: Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 19: Subsidiaries without Public Accountability: Disclosures	1 January 2027
IFRS 10 and IAS 28: Sale or contribution of assets between an investor and its associate or joint venture (amendments)	To be determined

The Group is in the process of making an assessment of the impact of these new standards, amendments to standards and annual improvement upon initial application. The adoption of IFRS 18 will not affect the recognition or measurement of items in the consolidated financial statements. It mainly has impacts on presentation and disclosure of income and expenses and adds new disclosure requirements on management—defined performance measures within the consolidated financial statements. Except for IFRS 18, none of these is expected to have significant impact on the consolidated financial statements of the Group.

Basis of consolidation

2.2Basis of consolidation

Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE.

Subsidiaries are all entities (including VIE) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of financial position, statement of comprehensive income and statement of changes in shareholders’ equity, respectively.

When the Group ceases to consolidate a subsidiary because of a loss of control, any retained interests in the entity are remeasured to its fair value with the change in carrying amount recognized in profit or loss. This fair value becomes the initial carrying amount for the purpose of subsequently accounting for the retained interests as an associate, a joint venture or a financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss or transferred to another category of equity as specified/permitted by applicable IFRS Accounting Standards.

Business combination

2.3Business combination

The Group applies the acquisition method to account for business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:

●	fair value of the assets transferred;
●	liabilities incurred to the former owners of the acquired business;
●	equity interests issued by the Group;
●	fair value of any asset or liability resulting from a contingent consideration arrangement; and
●	fair value of any pre—existing equity interest in the subsidiary.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair value at the acquisition date. The Group recognizes any non-controlling interest in the acquired entity on an acquisition—by—acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Acquisition—related costs are expensed as incurred.

The excess of the consideration transferred, amount of any non-controlling interests in the acquiree, and the acquisition—date fair value of any previous equity interests in the acquire over the fair value of the identifiable net assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net assets of the business acquired in the case of a bargain purchase, the difference is recognized directly in the profit or loss.

Business combination under common control

The Group accounts for the business combination between entities under common control using the predecessor accounting. For predecessor accounting:

●	Assets and liabilities of the acquired entity are stated at predecessor carrying value. Fair value measurement is not required.
●	No new goodwill arises in predecessor accounting.
●	Any difference between the consideration given and the aggregate carrying value of the assets and liabilities of the acquired entity at the date of the transaction is included in equity in retained earnings or in a separate reserve.

The Group does not restate any assets and liabilities of the acquired entity. The assets and liabilities of the acquired entity are consolidated using the predecessor’s amounts from the controlling party’s perspective. No new goodwill is recorded. Any difference between the cost of investment and the carrying value of the net assets is recorded in equity as merger reserve.

Investment accounted for using equity method

2.4Investment accounted for using equity method

Associate

Associates are all entities over which the Group has significant influence but not control or joint control, generally but not necessarily accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting, after initially being recognized at cost.

Equity method

Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post—acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.

When the Group’s share of losses in an equity—accounted investment equals or exceeds its interest in the entity, including any other unsecured long—term receivables, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealized gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the Group’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.

The Group determines at each reporting date whether there is any objective evidence that investments accounted for using the equity method, including investments in associates and joint ventures, are impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the investment and its carrying amount and recognizes the amount in “other gains, net”.

Foreign currency translation

2.5Foreign currency translation

(i)Functional and presentation currency

The presentation currency of Amber International is the United States dollars (“US$”). Amber International is a holding company engaged in capital raising and financing activities denominated in US$. As such, Amber International’s functional currency has been determined to be the US$. The functional currency of Amber International’s subsidiaries is the local currency of the country in which they are domiciled.

(ii)Transactions and balances

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange existing at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing at the transaction date.

Foreign exchange gains and losses are presented in the consolidated statements of profit or loss within “other gains, net”.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on nonmonetary assets and liabilities such as equities held at fair value through profit or loss are recognised in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as fair value through other comprehensive income are recognised in other comprehensive income.

(iii)Group companies

The results and financial positions of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each statement of financial position presented are translated at the closing rate at the end of the reporting period;
●	income and expenses for each income statement and statement of comprehensive income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
●	all resulting exchange differences are recognised in other comprehensive income.

(iv)Disposal of foreign operation

On the disposal of a foreign operation (this is, a disposal of the Group’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation, or a disposal involving loss of joint control over a joint venture that includes a foreign operation), all of the currency translation differences accumulated in equity in respect of that operation attributable to the owners of the Company are reclassified to profit or loss.

Segment reporting

2.6Segment reporting

Operating segment is reported in a manner consistent with the internal reporting provided to the chief operating decision—maker (“CODM”), who is responsible for allocating resources and assessing performance of the operating segments. The CODM is comprised of certain members of Amber International’s management team, including the board of directors and chief executive officer.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The CODM who allocates resources to and assesses the performance of each operating segment using information about the operating segment’s revenue and income/(loss) from operations. The CODM does not evaluate operating segments using asset or liability information.

Property, plant and equipment

2.7Property, plant and equipment

All items of property, plant and equipment are initially recorded at cost. Subsequent to recognition, property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. The cost of property, plant and equipment includes its purchase price and any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Dismantlement, removal or restoration costs are included as part of the cost of property, plant and equipment if the obligation for dismantlement, removal or restoration is incurred as a consequence of acquiring or using the property, plant and equipment.

The projected cost of dismantlement, removal or restoration is also recognized as part of the cost of property, plant and equipment if the obligation for the dismantlement, removal or restoration is incurred as a consequence of either acquiring the asset or using the asset for purpose other than to produce inventories.

Depreciation is calculated using the straight—line method to allocate depreciable amounts over their estimated useful lives. The estimated useful lives are as follows:

Computer equipment	3 years
Furniture and fittings	3 years
Office equipment	3 years
Leasehold improvement	Over lease term
Lease premise	Over lease term

Fully depreciated property, plant and equipment are retained in the financial statements until they are no longer in use.

The residual values, useful lives and depreciation method are reviewed at the end of each reporting period, and adjusted prospectively, if appropriate.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on derecognition of the asset is included in unaudited condensed consolidated statements of profit or loss.

Intangible assets

2.8Intangible assets

Intangible assets mainly consist of computer software and systems, customer relationship, brand name, trademark acquired through the acquisitions of subsidiaries and contract backlog. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Amortization of finite lived intangible assets is computed using the straight—line method over the following estimated useful lives, which are as follows:

Computer software and systems	2—5 years
Customer relationship	4—5 years
Brand Name	4 years
Trademark	10 years
Contract backlog	3 years

Goodwill

2.9Goodwill

Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Goodwill is allocated to each of the cash—generating units (“CGU”s) for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. The units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes, below the operating segment.

Impairment of non-financial assets

2.10Impairment of non-financial assets

Intangible assets and goodwill that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (CGUs). Non—financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Financial instruments

2.11Financial instruments

Financial assets

(a)Classification

The Group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value (either through other comprehensive income or through profit or loss), and
●	those to be measured at amortised cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows. For assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive income. For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (“FVOCI”). The Group reclassifies debt investments when and only when its business model for managing those assets changes.

(b)Initial recognition and measurement

Financial assets are recognized when, and only when the entity becomes party to the contractual provisions of the instruments.

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (“FVPL”), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

Trade receivables are measured at the amount of consideration to which the Group expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of a third party, if the trade receivables do not contain a significant financing component at initial recognition.

(c)Subsequent measurement

Equity instruments

Any subsequent changes in fair value of equity instruments are recognized in profit or loss. However, for investments in equity instruments which are not held for trading, the Group may make an irrevocable election at initial recognition to present subsequent changes in fair value of the investments in other comprehensive income. Additionally, the investment in ordinary shares with significant influence can only be accounted for using the equity method with limited exceptions.

Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the contractual cash flow characteristics of the asset. The three measurement categories for classification of debt instruments are amortized cost, FVOCI and FVPL.

At amortized cost

Financial assets that are held for the collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Financial assets are measured at amortized cost using the effective interest method, less impairment. Gains and losses are recognized in profit or loss when the assets are derecognized or impaired, and through the amortization process.

At fair value through other comprehensive income

Financial assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Financial assets measured at FVOCI are subsequently measured at fair value. Any gains or losses from changes in fair value of the financial assets are recognized in other comprehensive income, except for impairment losses, foreign exchange gains and losses and interest calculated using the effective interest method are recognized in profit or loss. The cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss as a reclassification adjustment when the financial asset is derecognized.

At fair value through profit or loss

Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt instrument that is subsequently measured at FVPL and is not part of a hedging relationship is recognized in profit or loss in the period in which it arises.

(d)Impairment

The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at FVPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next twelve‑months (a twelve‑month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is recognized for credit losses expected over the remaining life of the exposure, irrespective of timing of the default (a lifetime ECL).

For trade receivables, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward—looking factors specific to the debtors and the economic environment which could affect debtors’ ability to pay.

The Group considers a financial asset in default when contractual payments are 60 —180 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

(e)Derecognition

A financial asset is derecognized where the contractual right to receive cash flows from the asset has expired. On derecognition of a financial asset in its entirety, the difference between the carrying amount and the sum of the consideration received and any cumulative gain or loss that had been recognized in other comprehensive income for debt instruments is recognized in profit or loss.

(f)Derivatives

A derivative financial instrument is initially recognized at its fair value on the date the contract is entered into and is subsequently carried at its fair value. Fair value changes on derivatives that are not designated or do not qualify for hedge accounting are recognized in profit or loss when the changes arise.

Financial liabilities

(a)Initial recognition and measurement

Financial liabilities are recognized when, and only when, the Group becomes a party to the contractual provisions of the financial instrument. The Group determines the classification of its financial liabilities at initial recognition.

All financial liabilities are recognised initially at fair value plus in the case of financial liabilities not at FVPL, net of directly attributable transaction costs.

(b)Subsequent measurement

After initial recognition, financial liabilities that are not carried at FVPL are subsequently measured at amortised cost using the effective interest method. Gains and losses are recognised in profit or loss when the liabilities are derecognised, and through the amortisation process.

(c)Derecognition

A financial liability is derecognised when the obligation under the liability is discharged or cancelled or expires. On derecognition, the difference between the carrying amounts and the consideration paid is recognised in profit or loss.

(d)Offsetting of financial instruments

Financial assets and liabilities are offset and the net amount reported in the statements of financial position when there is a legally enforceable right to offset and there is an intention to settle on a net basis or realise the asset and settle the liability simultaneously.

Collateral receivables and collateral payables

2.12Collateral receivables and collateral payables

The Group enters into structured product arrangements with customers that require the customers to pledge crypto assets as collateral. Collateral received from customers are held either in the third—party trust accounts or third—party custodian platforms, which are recorded under “collateral receivables” in the consolidated statements of financial position. Crypto assets pledged as collateral are initially measured at fair value on the date of receipt and subsequently re—measured at each reporting date, with changes in fair value recognized in the financial statements. The Group maintains operational control over these assets, including private key access for third—party trust account collateral and monitoring rights for third—party custodian platforms collateral. Under the contract terms, customers retain legal ownership of the collateral, and the Group is obligated to return the same type and quantity of crypto assets upon contract settlement, assuming no default.

Crypto assets received from customers is the Group’s obligation to return, such obligations are recorded under “collateral payables” at fair value. Changes in the fair value of this liability are recognized in net income. The Group offsets these fair value adjustments against corresponding changes in “collateral receivables” where applicable, given the back—to—back nature of customer contracts and hedging arrangements.

Digital assets

2.13Digital assets

The Group’s digital asset portfolio mainly comprises cryptocurrencies and since the Group actively trades cryptocurrencies, acquiring them with a view to their resale in the near future for the ordinary course of business. The Group applies the guidance in IAS 2 Inventories for commodity broker—traders and measures the digital assets at fair value less costs to sell. The Group considers there are no significant “costs to sell” digital assets and hence measurement of digital assets is based on their fair values with changes in fair values recognized in profit or loss in the period of the changes.

Digital assets held for customers or placed with counterparties

Digital assets are recognized as the Group’s assets when the Group has present rights to the digital assets and the right to an economic benefit and control others’ access to the benefit. If it is determined that the Group has the control over the digital asset, the Group recognizes digital assets held for customers as its asset and recognizes a corresponding liability due to its customer for the digital assets in its financial statements.

USD Coin (“USDC”)

USDC is a type of cryptocurrency that is backed by reserve assets in the traditional financial system, such as cash and cash equivalents, or securities. USDC is a stable coin redeemable on a one—to—one basis for United States dollars. Thus, it is accounted as a financial instrument amortized at cost recorded in consolidated statements of financial position of the Group.

Crypto assets loan receivables

2.14Crypto assets loan receivables

The Group subscribes to Earn products for a fixed-term (ranging from 1 to 365 days) or flexible arrangement to earn interest on a digital asset platform operated by a related party by providing digital assets to such platform. Pursuant to the subscription agreements, upon the Group’s subscription to an Earn product, all right, title and interest in and to the principal are transferred to the platform free and clear of any liens, claims, charges or encumbrances or any other interest of the Group or of any third party. The platform does not act as a custodian, depositary or trustee with respect to the principal or earnings for the Group. The substance of these wealth management products is a loan extended by the Group, as lender, to the platform, as borrower.

At the inception of the loan, the Group derecognizes the digital assets lent and recognizes a “Crypto Assets Loan Receivable”, reflecting its transfer of control over the crypto assets and its contractual right to receive the principal crypto assets and interest from the borrower.

The crypto assets loan receivable exposes the Group to the credit risk of the borrower and price risk of the underlying crypto asset. Accordingly, it comprises (i) a receivable representing principal and interest, which is initially measured at the fair value of the underlying crypto assets less allowance for expected credit losses, and (ii) an embedded forward feature arising from changes in the fair value of the underlying crypto assets, which is measured at fair value through profit or loss at each reporting period. Interest income earned on the loan is recognized separately and measured at the fair value of the interest received or receivable. Any difference between the carrying amount of the lent digital assets and their fair value is recognized in profit or loss.

Lease

2.15Lease

When the Group is the lessee

At the inception of the contract, the Group assesses if the contract contains a lease. A contract contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Reassessment is only required when the terms and conditions of the contract are changed.

Right-of-use assets

The Group recognizes a right-of-use asset and lease liability at the date which the underlying asset is available for use. right-of-use assets are measured at cost which comprises the initial measurement of lease liabilities adjusted for any lease payments made at or before the commencement date and lease incentives received. Any initial direct costs that would not have been incurred if the lease had not been obtained are added to the carrying amount of the right-of-use assets.

These right-of-use assets are subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.

Lease liabilities

The initial measurement of a lease liability is measured at the present value of the lease payments discounted using the interest rate implicit in the lease, if the rate can be readily determined. If that rate cannot be readily determined, the Group shall use its incremental borrowing rate.

Lease payments include the following:

●	Fixed payments (including in-substance fixed payments), less any lease incentives receivable;
●	Variable lease payments that are based on an index or rate, initially measured using the index or rate as at the commencement date;
●	Amounts expected to be payable under residual value guarantees;
●	The exercise price of a purchase option if the Group is reasonably certain to exercise the option; and
●	Payment of penalties for terminating the lease, if the lease term reflects the Group exercising that option.

For a contract that contains both lease and non-lease components, the Group allocates the consideration to each lease component on the basis of the relative stand-alone prices of the lease and non-lease components. The Group has elected to not separate lease and non-lease components for property leases and account these as one single lease component.

Lease liabilities are measured at amortized cost using the effective interest method. Lease liabilities shall be remeasured when:

●	There is a change in future lease payments arising from changes in an index or rate;
●	There is a change in the Group’s assessment of whether it will exercise an extension option; or
●	There is a modification in the scope or the consideration of the lease that was not part of the original term.

Lease liabilities are remeasured with a corresponding adjustment to the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Short-term and low-value leases

The Group has elected to not recognize right-of-use assets and lease liabilities for short-term leases that have lease terms of 12 months or less and leases of low-value leases, except for sublease arrangements. Lease payments relating to these leases are expensed to profit or loss on a straight-line basis over the lease term.

Liabilities due to customers

2.16Liabilities due to customers

Liabilities due to customers arise from arrangements under which the Group receives assets (either crypto assets or cash) from customers and contractually agrees to return assets to customers at a specified maturity date or upon redemption. The Group’s obligation to customers is denominated in crypto assets or reflects the performance of underlying fund investments.

These liabilities expose the Group to price risk or fair value fluctuations of the underlying assets. Accordingly, the Group classifies these liabilities as financial liabilities at fair value through profit or loss. They are initially recognized at the fair value of the assets received on the inception date. Subsequently, they are measured at fair value at each reporting date, with changes in fair value recognized in profit or loss in the period in which they arise.

The Group has designated these liabilities as at fair value through profit or loss because this designation eliminates or significantly reduces a measurement inconsistency that would otherwise arise from measuring the related assets (including crypto assets and fund investments) at fair value through profit or loss.

Cash and cash equivalents, restricted cash and time deposits

2.17Cash and cash equivalents, restricted cash and time deposits

Cash and cash equivalents in the consolidated statements of financial position comprise cash on hand and cash in bank, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Restricted cash represented bank deposits in accounts that are restricted as to withdrawal for use or pledged as. For restriction which is expected to be released within one year of the balance sheet date, the respective restricted cash balance is classified as current.

Time deposits with financial institutions that have maturities of more than three months but less than twelve months are classified as current assets. These deposits are not considered cash and cash equivalents as they are subject to more than insignificant risk of changes in value.

Share capital	2.18Share capital Ordinary shares Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new ordinary shares are deducted against the share capital account.
Current and deferred income tax

2.19Current and deferred income tax

Current income tax

Current income tax for current and prior periods is recognised at the amount expected to be paid to or recovered from the tax authorities, using the tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a tax authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Deferred income tax

Deferred income tax is recognised for all temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements except when the deferred income tax arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and affects neither accounting nor taxable profit or loss at the time of the transaction.

A deferred income tax liability is recognised on temporary differences arising on investments in subsidiaries, except where the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

A deferred income tax asset is recognised to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and tax losses can be utilised.

Deferred income tax is measured:

(i)	at the tax rates that are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date; and
(ii)	based on the tax consequence that will follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amounts of its assets and liabilities.

Current and deferred income taxes are recognised as income or expense in profit or loss, except to the extent that the tax arises from a business combination or a transaction which is recognised directly in equity. Deferred tax arising from a business combination is adjusted against goodwill on acquisition.

The Group accounts for investment tax credits (for example, productivity and innovation credit) similar to accounting for other tax credits where a deferred tax asset is recognised for unused tax credits to the extent that it is probable that future taxable profit will be available against which the unused tax credits can be utilised.

Offsetting

Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current income tax assets against current income tax liabilities and where the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Provisions

2.20Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount of the obligation can be estimated reliably.

The Group recognizes the estimated costs of dismantlement, removal or restoration of items of property, plant and equipment arising from the acquisition or use of assets. This provision is estimated based on the best estimate of the expenditure required to settle the obligation, taking into consideration time value of money.

Contract liabilities

2.21Contract liabilities

The Company receives prepayments for services in advance of service performance from certain customers. The amounts received in advance are recorded as contract liabilities and recognized as revenue in the period which the corresponding services are performed.

Share-based compensation

2.22Share-based compensation

The Group grants stock—based awards, including share options and restricted share units (“RSU”s) of Amber International, to eligible employees, officers, directors, and non—employee consultants. The fair value of the services received in exchange for the grant of the equity instruments is recognized as Share-based compensation with a corresponding increase in equity.

Under the fair value recognition provisions, Share-based compensation costs are measured at the grant date. The Share-based compensation expenses have been categorized as either general and administrative expenses, sales and marketing expenses or research and development expenses, depending on the job functions of the grantees. For the options and RSUs granted to employees, the compensation expense is recognized using the graded—vesting attribution approach over the requisite service period, which is generally the vesting period.

Forfeitures are estimated at the time of grant, with such estimate updated periodically and with actual forfeitures recognized currently to the extent they differ from the estimate. In determining the fair value of Amber International’s share options, the binomial option pricing model has been applied. The fair value of RSUs is determined with reference to the fair value of the underlying shares.

A change in any of the terms or conditions of equity based awards shall be accounted for as a modification of the award. The effect of modification is recognized for any modification that increases the total fair value of the Share-based payment arrangement, or is otherwise beneficial to the employees and non—employees, as measured at the date of modification. Modifications of an equity—settled Share-based award in a manner that is not beneficial to employees or non—employees are not taken into account when determining the expenses to be recognized.

Revenue

2.23Revenue

Revenue is recognized when performance obligation is satisfied by transferring a promised service to a customer.

The Group considers the following when determining if a contract exists under which the performance obligations have been satisfied: (i) contract approval by all parties, (ii) identification of each party’s rights regarding the goods or services to be transferred, (iii) specified payment terms, (iv) commercial substance of the contract, and (v) collectability of substantially all of the consideration is probable. Collectability is assessed based on a number of factors, including the creditworthiness of a customer, the size and nature of a customer’s business and transaction history. The Group recognizes revenue when a performance obligation is satisfied, i.e., when “control” of the goods underlying the particular performance obligations is transferred to customers.

Depending on the terms of the contract and the laws that are applied to the contract, control of the services and goods may be transferred over time or at a point in time. Service is provided over time if the Company’s performance: (1) provides all of the benefits received and consumed simultaneously by the customer; or (2) creates and enhances an asset that the customer controls as the Company performs.

If service transfers over time, revenue is recognised over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognised at a point in time when the customer obtains control of the service.

Specifically, the Group uses a five-step approach to recognise revenue:

●	Step 1: Identify the contract(s) with a client
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when (or as) the Company satisfies a performance obligation

The following is a description of the accounting policy for the principal revenue streams of the Group.

The Group’s Digital Assets Services and Solutions segment revenue comprise:

(i)	revenue generated from the Group’s own platform and service activities for which the Group contracts directly with customers or counterparties through its consolidated entities and

(ii)revenue derived from Assigned Contract arrangements with non-consolidated related parties, as described below.

On March 12, 2025, the Company completed its business combination, aligning its operations under the Amber Premium brand to drive continuous business expansion. On the same day, the Group entered into an Assigned Contract with WhaleFin Technologies Limited (“WFTL”), a related party not consolidated within the Group’s financial statements. Pursuant to the Assigned Contract, effective from January 1, 2025, the Group is entitled to the economic interests generated by WFTL. Under this arrangement, the Group provides operational support services to WFTL, through its wholly-owned subsidiary Amber Match Limited. As consideration for these services, Amber Match Limited receives service income, representing all net income generated by WFTL from each of the products and services offered in its platform during the contract period (“service income”).

(ii)revenue derived from Assigned Contract arrangements with non-consolidated related parties, as described below (Continued)

On October 28, 2025, the WFTL Assigned Contract business was transferred to AG Global Technology Limited Inc. (“AG Global”), another related party not consolidated within the Group’s financial statements. The intercompany service arrangement remains in effect with AG Global under substantially similar terms, and the Group continues to be entitled to the economic interests generated by the same underlying business.

Identification of Performance Obligations

The Group provides a comprehensive suite of operational support services under the Assigned Contract, which includes:

●	Operational, mid-office, and administrative support;
●	Booking and settlement of trades;
●	Transaction and risk monitoring;
●	Onboarding of counterparties and “know-your-client” (KYC) procedures;
●	Compliance and regulatory support, including reporting and filings;
●	Data management, cyber, and information security; and
●	Other activities required to support the customer’s transaction activities.

The Group has assessed that these services are highly interrelated and interdependent. They function as a continuous, integrated solution necessary to maintain the customer’s platform operations, as the customer cannot benefit from any single activity on a standalone basis. Accordingly, these services are accounted for as a single performance obligation.

Determination of Transaction Price

The consideration is variable and is determined based on 100% of the net income generated by the Assigned Contracts. This is calculated as the balance of the gross income generated less all associated costs incurred in connection with the performance of said contracts. The Group has concluded that it is entitled to consideration in an amount that corresponds directly with the value of its performance, as the Group provides the entire operational infrastructure and support required to generate the economic interests.

Revenue Recognition

Revenue from the Assigned Contract is recognized over time using the output method as the customer simultaneously receives and consumes the benefits of the Group’s performance as the services are rendered. As a practical expedient under IFRS 15, the Group recognizes revenue in the amount to which it has a right to invoice, which reflects the value of the services transferred to the customer to date. Pursuant to the agreement, fees are calculated and invoiced on a monthly basis. There is no significant financing component as the settlement is typically required within 30 days upon issuance of the invoice.

Disaggregation of Revenue

Although the Assigned Contract with AG Global (as successor to WFTL) constitutes a single performance obligation, IFRS 15 requires entities to disaggregate revenue into categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.

Management monitors and evaluates the financial performance of both (i) revenue generated from the Group’s own platform and service activities and (ii) revenue generated from Assigned Contract arrangements with non-consolidated related parties, based on the following categories:

●	Wealth management solutions
●	Execution service solutions
●	Payment service solutions

These categories are regularly reviewed by the Group’s chief operating decision maker (“CODM”) for evaluating financial performance and are used for internal management and transfer pricing purposes. This reflects how different economic inputs (i.e., different operational departments and resources) contribute to the single service output, even though the obligation to the customer remains unified.

Following the business combination completed on March 12, 2025, the Group reports revenue under the following streams, which reflect the nature and economic characteristics of its business activities:

Wealth Management Solutions

Revenue from the Group’s own platform and service activities

Market making

The Group provides market making support services to Lead Accelerating Limited (“LAL”), a non-consolidated related party, in connection with market making services provided by LAL to customers. Customers seeking such services are required to transfer digital tokens to LAL upon successful onboarding. The market making support services provided by the Group include (a) introducing customers to utilize LAL’s market making services; (b) performing onboarding and due diligence procedures, including know-your-customer (“KYC”) procedures and the collection and review of customer information in accordance with applicable laws and regulations; and (c) providing other related services mutually agreed between the parties (collectively, the “Market Making Support Services”).

The Group determined that the Market Making Support Services are highly interrelated and are not separately identifiable, as the services are collectively performed to achieve a single overall objective of successfully introducing customers to LAL’s market making services. The individual services do not provide standalone value to LAL when performed separately and are significantly integrated with one another. Accordingly, the services represent a single performance obligation to provide integrated Market Making Support Services to LAL.

The Group earns commission revenue from the provision of the Market Making Support Services. The commission is calculated based on an agreed-upon commission rate applied to the value of the initial tokens transferred by the customer to LAL.

The Group’s performance obligation is satisfied at a point in time when the customer transfers the initial tokens to LAL, as this represents the point at which the Group has successfully introduced the customer to LAL and completed the Market Making Support Services, and LAL has obtained the benefit of the services provided by the Group.

Finance income

The Group enters into lending arrangements with related parties under which it provides digital assets to related parties in exchange for fixed interest returns. These arrangements are unsecured and not covered by any insurance protection, accordingly, the Group may lose some or all of the amount lent to related parties in extreme market conditions. Lending terms are either flexible or fixed. For flexible-term arrangements, the Group may recall the loan on demand, with repayment typically made within three working days. For fixed-term arrangements, the loan matures at the end of the agreed term, ranging from 30 to 365 days, at which point the Group receives the principal amount of the same type and quantity of digital assets together with additional interest payable in digital assets. The Group earns finance income from these lending arrangements which is denominated in the specific digital asset lent. Finance income is recognized over time over the term of the lending arrangement using the straight-line method, based on the gross amount of the loan receivable and the applicable interest rate.

Premium – structured digital asset products

The Group generates premium through structured digital asset products offered to clients, including options, dual currency and “accumulator” / “decumulator” contracts. These contracts have contractual terms ranging from 0 to 365 days. Revenue arises from premiums received from counterparties and realized gains/losses upon contract exercise or settlement. For options and “accumulator” / “decumulator” contracts, the Group recognizes premium income at the inception of the contract when the performance obligation to make the structured instrument available to the client is satisfied. The premium represents non-refundable consideration for providing the derivative arrangement. Conversely, for dual currency contracts, the Group recognizes revenue at the point of settlement. The performance obligation is considered satisfied only when the contract is exercised or settled, at which point the final outcome and the Group’s entitlement to the revenue are determined. Gains or losses arising from contract exercise or settlement are recognized at the point of settlement, measured as the difference between the contractual strike price and the prevailing market price of the underlying digital asset. Revenue is presented on a gross basis as the Group acts as principal in these transactions. The Group has discretion in determining the terms of the structured digital asset products, including the strike price, annual percentage rate (“APR”) and maturity date. In addition, the Group bears the risks associated with the products, including the risk of non-performance by customers.

Fund channel fee

The Group operates as an agent to facilitate customer participation in investment funds. Revenue represents fund channel fees earned from these arrangements, consist of management fees which is recognized at a point in time when the customer subscribes to the investment funds and carried interest (performance-based fees) represents variable consideration because the amount receivable depends on the future performance and net asset value (“NAV”) appreciation of the underlying fund. Accordingly, carried interest revenue is recognised only when it is highly probable that a significant reversal of cumulative revenue recognised will not occur, which is at a point in time when the fund performance has been finalised and the Group’s entitlement to the carried interest has been confirmed.

IT service fee

The Group provides technology services to third-party customers under service arrangements. The contracts specify the standard services to be provided, a fixed contract price, and an open term that continues until the Group has completed all statements of work or either party issues a termination notice. The Group satisfies its performance obligation over time as the services are rendered, as the customer simultaneously receives and consumes the benefits provided. Revenue is recognized based on the progress towards complete satisfaction of the performance obligation, measured using an output method in accordance with the service completion status agreed with the customers. Payment terms align with the service progress, with fees collected as services are rendered.

Revenue from Assigned Contract

Earn product

In accordance with the Assigned Contract, the Group earns service income derived from the earn product made up of: flexible earn with no fixed term, fixed earn with product cycles typically ranging from 7 to 365 days and yield enhancement earn, which provide potential for higher returns based on specific market conditions or underlying price movements. Service income is derived from the spread between the interest or yield received from product providers and the interest or yield paid to customers throughout the product cycle for fixed earn products or holding period for flexible earn products.

Staking

In accordance with the Assigned Contract, the Group earns service income derived from staking services provided to customers, under which customer’s digital assets are pooled and staked on-chain through various blockchain protocols. The staking services comprise two components: (i) staking rewards generated directly from blockchain validation activities based on a fixed percentage of the gross on-chain rewards generated, and (ii) staking incentive points granted by blockchain protocols or platforms.

Margin loan

In accordance with the Assigned Contract, the Group earns service income from margin loan arrangements under which customers borrow digital assets through the platform to purchase another digital asset. Service income is derived from the spread between the interest charged to customers and the interest charged by counterparties over the duration of margin loan arrangement.

Finance income

In accordance with the Assigned Contract, the Group earns service income derived from digital asset lending and borrowing activities conducted through a platform under arrangements that specify the digital asset type, amount, interest rate, contractual term (open term or up to one year), effective date and interest payment frequency. Under these arrangements, customers may lend or borrow digital assets through the platform. Finance income or expense arising from the arrangements is denominated in the same digital asset as the underlying loan. Service income is derived from the spread between the interest charged to borrowers and the interest paid to lenders over the contract term.

Referral income

In accordance with the Assigned Contract, the Group earns service income derived from capital referral activities. Under these arrangements, investors are introduced to projects for potential investment opportunities and provided with capital introduction and related operational support services, including identifying and referring potential investors to the relevant projects. Referral income is calculated as a fixed percentage of the total amount invested by the referred investor.

Execution Solutions

Revenue from the Group’s own platform and service activities

The Group earns a transaction fee when customers convert between different classes of digital assets, according to the customers’ requirements. The Group charges the customer a predetermined transaction fee, which is based on a fixed percentage of the contract price for each transaction. The transaction fee is a fixed price contract and is indicated in the contract with customers. Management determined there is only one performance obligation related to the transaction fee, and revenue is recognised at a point in time upon the conversion service being rendered and objective evidence of transfer of cryptocurrency into the designated wallet specified by the customer or counterparty. Customers typically make payments together with the transaction price, i.e., the transaction fee is charged together with or deducted from the transaction price. The Group acts as an agent as it does not control the underlying digital assets before and after they are exchanged and the Group does not bear inventory risk associated with the digital assets exchanged.

Revenue from Assigned Contract

In accordance with the Assigned Contract, the Group earns service income from execution operations relating to spot and swap trading activities (including OTC flow trading) and Execution-as-a-Service (“EaaS”) arrangements. Spot and swap products facilitate digital asset exchanges through matched orders, liquidity provision or bilateral arrangements, while EaaS arrangements involve managing and fulfilling specific orders delegated by customers. Service income is derived from the fees charged from the execution of trades and related services provided to the customers.

Payment Solutions

Revenue from the Group’s own platform and service activities

The Group earns a fee when customers transfer or withdraw funds from its proprietary platform, and conversion between fiat currencies and digital assets, according to the customers’ requirements.

The Group charges the customer a predetermined fee, which is based on the applicable fee structure for each transaction. Management determined there is only one performance obligation related to the fee, and revenue is recognised at a point in time upon the service being rendered and there is objective evidence of transfer of cryptocurrency into designated wallet specified by the customer or counterparty. Customers typically make payments together with the transaction price, i.e., the fee will be charged together or deducted from the transaction price. The Group acts as an agent as the Group does not control the underlying fiat currency or digital assets before they are transferred or withdrawn and does not assume inventory risk associated with the assets involved in the transactions.

The fee structure varies by service type:

●	Cryptocurrency withdrawal fee: A fixed amount per transaction, determined on a per-cryptocurrency basis.
●	Fiat currency deposit and withdrawal fee: A fixed percentage of the transaction amount, which may vary by customer based on individually configured rates.

The master framework agreement has no fixed term, and fees are collected per transaction at the time of execution.

Revenue from Assigned Contract

In accordance with the Assigned Contract, the Group earns service income from payment operations relating to fiat currency deposit and withdrawal services and cryptocurrency withdrawal services. Service income is derived from transaction fees charged by the platform for processing the fiat currency deposit and withdrawal services and cryptocurrency withdrawal services.

The Group’s Online Advertising and SaaS Solutions segment provides online advertising services. The Group utilizes a combination of pricing models and revenue is recognized when the related services are delivered based on the specific terms of the contract, which are commonly based on (i) agreed incentive to be earned for being a sales agent of a publisher, (ii) cost-plus, (iii) specified actions (e.g. cost per impression (“CPM”) and cost per click (“CPC”)) and related campaign budgets, depending on the customers’ preferences and their campaigns launched and (iv) SaaS products and services.

Sales agent

In the arrangement with a particular publisher, the Group acts as a sales agent for this publisher in selling marketing spaces to marketing clients. In return, the Group earns incentives from this publisher based on contractually stipulated amounts when certain spending thresholds are achieved. The Group considers this particular publisher as a customer and record such incentives as net revenues. Incentives from this publisher are calculated on both a quarterly and an annual basis in accordance with the terms as set out in the arrangement.

Revenue under this arrangement is recognized over time over the campaign period given the Group considers this particular publisher simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs. In other words, when the Group purchases marketing spaces on behalf of the marketing clients throughout the marketing campaigns as requested by them, this particular publisher simultaneously receives and consumes the benefit of the marketing spaces being purchased and therefore the Group is entitled to incentive payment from this publisher.

The Group grants rebates to marketing clients under the sales agent arrangement. The majority of marketing clients under this arrangement are not customers under either the cost—plus arrangement or specified actions arrangement. The Group records rebates granted to such marketing clients as reduction of revenue.

Cost-plus

For cost—plus advertisement campaigns, sales are recognized at the fair value of the amount received. Discounts granted to marketing clients under cost—plus marketing campaigns are recorded as a reduction of revenue. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Group is acting as the principal or an agent in the transactions. In the normal course of business, the Group acts as an intermediary in executing transactions between website publishers and marketing clients. The specified service in the cost—plus arrangement is the provision of marketing space, which is controlled by the website publishers, rather than the Group. The Group assists the marketing clients to place orders with specific website publishers based on specification set out the marketing clients. The Group does not have the ability to direct the use of marketing space and does not have any inventory risk. Pricing is generally based on the actual advertising spending incurred by the marketing clients plus a margin. Accordingly, the Group concludes that it is not the principal in these arrangements and reports revenue earned and costs incurred related to these transactions on a net basis.

Revenue under this arrangement is recognized over time over the campaign period as the Group considers its customers simultaneously receive and consume the benefits provided by the Group’s performance. At the time the Group purchases marketing spaces during the contract term for its customers, the customers’ advertisements could be placed throughout the marketing campaign. Revenue recognition under this arrangement is not based on an occurrence of significant act or milestone method.

Throughout the various services delivered to clients under the cost—plus arrangements, the Group earns rebates from publishers and grant rebates to marketing clients. The rebates that the Group grants to marketing clients under cost—plus arrangement are recorded as reduction of revenue, based on the spending amount the marketing clients would actually incur to earn the corresponding level of rebates. The rebates that the Group receives from publishers under the cost—plus arrangements are recorded as revenue. These rebates are recognized when a particular milestone is achieved (i.e. applying the relevant rebates based on the level of spending threshold actually achieved) and spending has actually occurred.

Specified actions

The Group also generates revenue from performing specified actions (e.g a CPM and CPC basis). Revenue is recognized on a CPM or CPC basis as impressions or clicks are delivered while revenue is recognized once agreed actions are performed. For the specified actions advertisement campaigns, the Group is the principal as it has the obligation to deliver successful actions requested by marketing clients. Also, the Group will only be paid if successful actions can be delivered and is exposed to risk of loss. In terms of pricing, the Group has complete latitude in establishing the selling prices of each of the CPM and CPC pricing model. The Group’s margin may vary as the costs incurred to deliver successful actions may vary and is therefore exposed to risk of loss whereby validating its degree of responsibility to its customers. Although the inventory risk under specified actions arrangement is considered to be low, the Group concludes that it is the principal in such arrangement as it is the principal ultimately responsible for delivering successful actions and in charge of establishing the price per action. Accordingly, the Group reports revenue earned and costs incurred related to these transactions on a gross basis.

Revenues under this arrangement is recognized at point—in—time when the Group is able to deliver the specified actions as requested by the customers. Upon the occurrence of the specified actions, the customers take control of the specified actions and this is when the Group recognizes the corresponding revenue. Unlike the cost—plus arrangement, when the Group purchases marketing spaces in order to deliver the specified actions, the customers do not receive and consume the benefit as the benefit to be received by the customers is the occurrence of the specified actions. Also, the Group does not create or enhance an asset that the customers control as the marketing spaces ultimately belong to the publishers. The Group does not have any right to payment for simply purchasing the marketing spaces and would only be compensated upon delivery of the specified actions.

The Group also grants rebates to marketing clients under the specified actions arrangement. Same as the treatment under cost—plus arrangement, the rebates that the Group grants to marketing clients under cost—plus arrangement are recorded as reduction of revenue and are recorded based on the amount the marketing clients would actually incur to earn the corresponding level of rebates. The rebates that the Group receives from publishers under the specified actions arrangement are recorded as a reduction of cost of revenues. These rebates are recognized when a particular milestone is achieved (i.e. applying the relevant rebates based on the level of spending threshold actually achieved) and spending has actually occurred.

Cost of revenues consists of the costs to purchase space for the online advertising operations, amortization expenses related to the Group’s computer software and systems, salaries and benefits of relevant operations and support personnel and depreciation of relevant property and equipment and impairment on relevant intangible assets. The Group becomes obligated to make payments related to website publishers in the period the marketing impressions and click—through occur. Such expenses are classified as cost of revenues in the consolidated statements of comprehensive loss as incurred. Cost of revenues also includes rebates received from website publishers which are recorded as a reduction of cost of revenues when the Group is acting as a principal in a transaction.

SaaS products and services

Under this arrangement, the Group offers SaaS products and services through provision of software and data analytical tool licenses, customer relationship management (“CRM”) solutions and digitalized operational solutions services. Revenues under this arrangement primarily consist of fees for (i) promotion of products or services by key opinion leaders (“KOL”) on online media platform; (ii) provision of digital marketing, social media and smart content generation; (iii) licensing to provide customers with access to one or more of the existing cloud applications for e—commerce, marketing and customer management, (iv) the development of new cloud applications customized for individual customer. Each of these performance obligations are considered as distinct and are charged with standalone pricing. Contracts with customers under this arrangement are generally with a term of 1 to 24 months.

Revenue from promotion of products or services of marketing clients by KOL on online media platform is generally recognized over time over the service period beginning on the date that the promotion content is made available on the online media platform. The Group does not have other right to consideration in exchange for goods or service that the Group has transferred to a customer when that right is conditional on something other than the passage of time.

Revenue from provision of digital marketing, social media and smart content generation are recognized over time over the contract period as the Group considers its customers simultaneously receive and consume the benefits provided by the Group’s performance.

The respective stand—alone selling prices of each of these performance obligations are determined based upon observable prices in stand—alone transactions and contractually stated price whereby no allocation of selling prices among individual performance obligations are required.

Cost of revenues for SaaS products and services primarily comprises amortization expenses related to the Group’s computer software and systems, salaries and benefits of relevant operations and support personnel, depreciation of relevant property and equipment and other direct service costs.

Contract liabilities

2.24Contract liabilities

The Company receives prepayments for services in advance of service performance from certain customers. The amounts received in advance are recorded as deferred revenue and recognized as revenue in the period which the corresponding services are performed.

Government grants

2.25Government grants

Grants from the government are recognized as a receivable at their fair value when there is reasonable assurance that the grant will be received and the Group will comply with all the attached conditions.

Government grants receivable are recognized as income over the periods necessary to match them with the related costs which they are intended to compensate for, on a systematic basis. Government grants relating to expenses are shown separately as “other gains, net”.

Employee benefits

2.26Employee benefits

Defined contribution plans

Defined contribution plans are post-employment benefit plans under which the Group pays fixed contributions into separate entities such as the Central Provident Fund in Singapore on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid.

Employees of the Company in the PRC are entitled to staff welfare benefits including pension, work—related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government—mandated multi—employer defined contribution plan. The Company is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Company’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.

Subsidiaries incorporated in Hong Kong are required to make contributions to Mandatory Provident Funds under the Hong Kong Mandatory Provident Fund Schemes Ordinance. Such contributions are recognized as an expense in profit or loss as incurred.

Pursuant to the policies of subsidiaries in Hong Kong in accordance with applicable labor protection laws in Hong Kong, all employees of such subsidiaries with more than 5 years of service are entitled to severance payment upon forced termination or retrenchment or in the event that the employee reaches the retirement age of 65. The entitlement to severance payment is determined according to several factors including but not limited to age, length of service and remuneration, and is subject to a maximum amount of Hong Kong dollars (“HK$”) 390,000. The Company accounts for such severance liabilities based on an actuarial valuation using the projected unit credit method. There are no separate plan assets held in respect to these liabilities.

Short-term employee benefits

Short—term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

(Loss)/earnings per share

2.27(Loss)/earnings per share

The Group presents basic and diluted (loss)/earnings per share data for its ordinary shares.

Basic (loss)/earnings per share is computed by dividing net (loss)/profit attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two class method. The Company uses the two—class method to calculate net (loss)/earnings per share though both classes share the same rights in dividends. Therefore, basic and diluted (loss)/earnings per share are the same for both classes of ordinary shares. Using the two class method, net (loss)/profit is allocated between ordinary shares based on their participating rights.

For the calculation of diluted (loss)/earnings per share, weighted average number of ordinary shares outstanding is adjusted by the effect of dilutive securities, including Share-based awards in respect of share options and RSUs, under the treasury stock method (collectively forming the denominator for computing the diluted (loss)/earnings per share). Potentially dilutive securities, including share options and RSUs, have been excluded from the computation of weighted average number of ordinary shares for the purpose of diluted (loss)/earnings per share if their inclusion is anti—dilutive.

Related party

2.28Related party

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Non-current assets held for sale and disposal group

2.29Non-current assets held for sale and disposal group

Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and groups of contracts within the scope of IFRS 17 Insurance Contracts, which are specifically exempt from this requirement.

An impairment loss is recognised for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognised for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognised. A gain or loss not previously recognised by the date of the sale of the non-current asset (or disposal group) is recognised at the date of derecognition.

Non-current assets (including those that are part of a disposal group) are not depreciated or amortised while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognised.

Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the statement of financial position. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the statement of financial position.

A discontinued operation is a component of the entity that has been disposed of or is classified as held for sale and that represents a separate major line of business or geographical area of operations, is part of a single co-ordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of discontinued operations are presented separately in the statement of profit or loss.

Structured entity

2.30Structured entity

A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements. A structured entity often has some or all of the following features or attributes; (a) restricted activities, (b) a narrow and well-defined objective, such as to provide investment opportunities for investors by passing on risks and rewards associated with the assets of the structured entity to investors, (c) insufficient equity to permit the structured entity to finance its activities without subordinated financial support and (d) financing in the form of multiple contractually linked instruments to investors that create concentrations of credit or other risks (tranches).

The Group considers all of its investments in other funds (“Fund investments”) to be investments in unconsolidated structured entities. The Fund investments are managed by unrelated asset managers and apply various investment strategies to accomplish their respective investment objectives. The Fund investments finance their operations by issuing redeemable shares which are puttable at the holder’s option and entitles the holder to a proportional stake in the respective fund’s net assets. The Group holds redeemable shares in each of its Fund investments.

The change in fair value of each Fund investments is included in the statement of profit or loss in “other gains, net”.